Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG GW&K Emerging Markets Equity Fund

AMG GW&K Emerging Wealth Equity Fund

Supplement dated September 1, 2021 to the Statutory Prospectus and Statement of Additional Information, each dated March 1, 2021

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Emerging Markets Equity Fund and AMG GW&K Emerging Wealth Equity Fund, each a series of AMG Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectus and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, the address of each of AMG Funds, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901. Accordingly, all references to the address of AMG Funds, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectus and SAI are hereby revised to refer to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG GW&K Small Cap Core Fund

AMG GW&K Municipal Enhanced Yield Fund

AMG GW&K Municipal Bond Fund

AMG GW&K Small/Mid Cap Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2021)

AMG GW&K Small Cap Value Fund

(formerly AMG Managers Skyline Special Equities Fund)

(Statutory Prospectus and Statement of Additional Information, each dated March 15, 2021)

AMG Renaissance Large Cap Growth Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2021)

AMG TimesSquare Small Cap Growth Fund

AMG TimesSquare Mid Cap Growth Fund

AMG TimesSquare International Small Cap Fund

AMG TimesSquare Emerging Markets Small Cap Fund

AMG TimesSquare Global Small Cap Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2021)

AMG Yacktman Focused Fund

AMG Yacktman Fund

AMG Yacktman Special Opportunities Fund

AMG Yacktman Global Fund

(formerly AMG Yacktman Focused Fund – Security Selection Only)

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2021, as revised August 27, 2021)

Supplement dated September 1, 2021 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund), AMG Renaissance Large Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund, AMG TimesSquare Global Small Cap Fund, AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund, and AMG Yacktman Global Fund (formerly AMG Yacktman Focused Fund – Security Selection Only), each a series of AMG Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

Effective immediately, the address of each of AMG Funds, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901. Accordingly, all references to the address of AMG Funds, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectuses and SAIs are hereby revised to refer to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE